STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to the Company’s Articles of Incorporation, the Company’s board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company’s common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company’s business or a takeover from a third party.

Common Stock Options and Warrants

2016 Purchase Agreement

In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a registration rights agreement with the institutional investor whereby the Company agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. The registration statement was filed on March 25, 2016. The registration statement became effective April 7, 2016. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on April 19, 2017 which became effective June 15, 2017. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on May 2, 2018 which became effective May 11, 2018. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The Company issued 350,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $237,965, fair value, and 650,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the Purchase Agreement. During the period August 2016 through September 30, 2019, the institutional investor purchased 14,000,000 shares of common stock for proceeds of $13,150,370 and the Company issued 427,405 shares of common stock as additional commitment fee, valued at $456,367, fair value, leaving 222,595 in reserve for additional commitment fees. During the nine month period ending September 30, 2019, the institutional investor purchased 1,550,000 shares of common stock for proceeds of $1,011,585 and the Company issued 32,879 shares of common stock as additional commitment fee, valued at $24,162, fair value. During the three month period ending September 30, 2019, the institutional investor did not purchase shares of common stock. The 2016 Purchase Agreement expired April, 2019.

2019 Purchase Agreement

In January 2019, the Company signed a Purchase Agreement with the institutional investor to sell up to $25,000,000 of common stock. The Company registered 9,500,000 shares pursuant to a registration statement filed on January 30, 2019 which became effective February 13, 2019.  The Company issued 350,000 shares of common stock to the institutional investor as an initial commitment fee valued at $258,125, fair value, and 812,500 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the Purchase Agreement. During the nine month period ending September 30, 2019, the institutional investor purchased 3,900,000 shares of common stock for proceeds of $3,154,000 and the Company issued 102,506 shares of common stock as additional commitment fee, valued at $91,601, fair value. During the three month period ending September 30, 2019, the institutional investor purchased 1,875,000 shares of common stock for proceeds of $1,346,375 and the Company issued 43,757 shares of common stock as additional commitment fee, valued at $33,328, fair value. During October and November 2019, the institutional investor purchased 1,000,000 shares of common stock for proceeds of $662,875 and the Company issued 21,543 shares of common stock as additional commitment fee, valued at $14,715, fair value, leaving 688,451 in reserve for additional commitment fees.

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred Stock

Pursuant to the Company’s Articles of Incorporation, the Company’s board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine. The rights and preferences of this preferred stock may be superior to the rights and preferences of the Company’s common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock. Additionally, preferred stock, if issued could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of the Company’s business or a takeover from a third party.

Common Stock Options and Warrants

In January 2016, the Company signed a Purchase Agreement with an institutional investor to sell up to $20,000,000 of common stock. The Company also entered into a registration rights agreement with the institutional investor whereby the Company agreed to file a registration statement related to the transaction with the U.S. Securities and Exchange Commission registering 5,000,000 shares of the Company’s common stock. The registration statement was filed on March 25, 2016. The registration statement became effective April 7, 2016. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on April 19, 2017 which became effective June 15, 2017. The Company registered an additional 5,000,000 shares pursuant to a registration statement filed on May 2, 2018 which became effective May 11, 2018. Under the Purchase Agreement and at Company's sole discretion, the institutional investor has committed to invest up to $20,000,000 in common stock over a 36-month period. The Company issued 350,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $237,965, fair value, and 650,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the Purchase Agreement. During the period August 2016 through December 31, 2018, the institutional investor purchased 12,450,000 shares of common stock for proceeds of $12,138,785 and the Company issued 394,526 shares of common stock as additional commitment fee, valued at $432,205, fair value, leaving 255,474 in reserve for additional commitment fees. During the year ending December 31, 2018, the institutional investor purchased 4,750,000 shares of common stock for proceeds of $4,863,535 and the Company issued 158,071 shares of common stock as additional commitment fee, valued at $172,192, fair value. During January, through March 2019, the institutional investor purchased 1,550,000 shares of common stock for proceeds of $1,011,585 and the Company issued 32,879 shares of common stock as additional commitment fee, valued at $24,162, fair value, leaving 222,595 in reserve for additional commitment fees. In January 2019, the Company signed a Purchase Agreement with the institutional investor to sell up to $25,000,000 of common stock. The Company registered 9,500,000 shares pursuant to a registration statement filed on January 30, 2019 which became effective February 13, 2019.